CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Products			$ 0	$ 82,000
Services	$ 398,098	$ 1,101,506	3,297,916	7,227,996
Total Revenues	398,098	1,101,506	3,297,916	7,309,996
COST OF SALES:
Products			0	27,882
Services	530,654	831,345	2,335,775	5,770,149
Total Costs of Sales	530,654	831,345	2,335,775	5,798,031
Gross profit	(132,556)	270,161	962,141	1,511,965
OPERATING EXPENSES:
Professional	489,910	933,887	2,009,546	1,174,706
Payroll and related	406,152	521,400	1,924,185	2,339,223
General and administrative	200,435	429,738	1,407,997	1,654,264
Research and development			0	1,750,000
Impairment of goodwill and long-lived assets			0	7,283,276
Depreciation	0	2,454	2,455	583,897
Amortization			0	656,228
Total expenses	1,096,497	1,887,479	5,344,183	15,441,594
Loss from operations	(1,229,054)	(1,617,318)	(4,382,042)	(13,929,629)
OTHER INCOME (EXPENSE)
Derivative gain (loss)	(2,052,882)	(97,585)	(5,436,087)	(650,071)
Gain (loss) on debt extinguishment	367,916	332,530	632,220	(2,248,092)
Interest expense	(361,769)	(385,332)	(1,759,399)	(4,755,386)
Other income, net	0	372,573	418,194	(62,387)
Total other income (expense)	(2,046,735)	222,186	(6,145,072)	(7,715,936)
Net loss from continuing operations before income taxes	(3,275,788)	(1,395,132)	(10,527,114)	(21,645,565)
Income taxes	0	0	0	0
Net loss from continuing operations	(3,275,788)	(1,395,132)	(10,527,114)	(21,645,565)
Discontinued operations:
Net income from discontinued operations			(577)	(104,355)
Gain on disposal of discontinued operations			126,101	0
Net loss from discontinued operations	0	(77,579)	125,524	(104,355)
Net loss before non-controlling interests	(3,275,788)	(1,472,711)	(10,401,590)	(21,749,920)
Net (income) loss from non-controlling interests	(56,098)	82,410	(17,359)	119,777
Deemed dividend related to modification of series A Preferred Stock			0	(39,866,742)
Net loss attributable to TPT Global Tech, Inc. shareholders	$ (3,331,886)	$ (1,390,301)	$ (10,418,949)	$ (61,496,885)
Loss per common share-basic and diluted:
Continuing operations	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.06)
Discontinued operations	0	(0.00)	0.00	(0.00)
Net loss per common share basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.06)
Weighted average number of common shares outstanding:
Basic and diluted	2,751,604,107	1,506,703,199	1,781,846,679	980,582,964